Intangible Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Intangible Assets And Liabilities
Intangible Assets and Liabilities

Note 7 – Intangible Assets and Liabilities

The following table summarizes our intangible assets and liabilities (amounts in thousands):

	December 31,
	2022			2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-Lived Intangible Assets
In-place leases	$3,836	$(791)	$3,045	$2,941	$(383)	$2,558
Indefinite-Lived Intangible Assets
Development rights	5,659	—	5,659	5,659	—	5,659
Ground lease purchase option	—	—	—	1,072	—	1,072
Total intangible assets	$9,495	$(791)	$8,704	$9,672	$(383)	$9,289

Finite-Lived Intangible Liabilities
Below-market leases	$(2,517)	$411	$(2,106)	$(2,159)	$159	$(2,000)
Total intangible liabilities	$(2,517)	$411	$(2,106)	$(2,159)	$159	$(2,000)

In-place lease intangible assets recorded for acquisitions of real estate during 2022, noted above, are included in Intangible assets in our consolidated balance sheet and are being amortized over a weighted average lease term of approximately 1.1 years. See “Note 6 – Real Estate, Net” for additional details regarding our acquisitions of real estate during 2022. In-place lease intangible assets recorded for acquisitions of real estate during 2021, noted above, are included in Intangible assets in our consolidated balance sheet and are being amortized over a weighted average lease term of 3.5 years. See “Note 6 – Real Estate, Net” for additional details regarding our acquisitions of real estate during 2021.

During the years ended December 31, 2022 and 2021, the amortization of in-place lease intangible assets was $0.6 million and $0.4 million, respectively, and is included in Depreciation and amortization expense in our consolidated statements of operations.

Intangible assets recorded in connection with our acquisition of the 1991 Main Interest (as described in greater detail in “Note 5 – Related Party Arrangements,” and “Note 6 – Real Estate, Net”) include land development rights of $5.7 million (which have a perpetual legal and economic life) and an exercised ground lease purchase option of $1.1 million and are included in Intangible assets in our consolidated balance sheet as of December 31, 2021. Upon the adoption of ASC 842 on the Date of Adoption, the ground lease purchase option recognized was reclassified to a ROU operating asset. As discussed further in “Note 4 – Leases”, the settlement date to close on the exercised purchase option on our ground lease was extended in December 2022 to April 30, 2023. Accordingly, as of the remeasurement date on December 29, 2022, we reclassified this contract from an operating lease to a finance lease and recorded a ROU asset of $5.0 million for the right to use the underlying asset during the lease term, which is included in Other assets in our consolidated balance sheet. See “Note 6 – Real Estate, Net” for additional details regarding our ROU asset as of December 31, 2022.

The below-market lease liabilities recorded for acquisitions of real estate during 2022, noted above, are included in Lease liabilities in our consolidated balance sheets and are being amortized over a weighted average lease term of approximately 1.0 years. See “Note 6 – Real Estate, Net” for additional details regarding our acquisitions of real estate during 2022. The below-market lease liabilities recorded for acquisitions of real estate during 2021, noted above, are included in Lease liabilities in our consolidated balance sheets and are being amortized over a weighted average lease term of approximately 5.2 years. See “Note 6 – Real Estate, Net” for additional details regarding our acquisitions of real estate during 2021.

During the years ended December 31, 2022 and 2021, the amortization of below-market lease liability was $0.3 million and $0.1 million, respectively, and is included in Rental revenue in our consolidated statements of operations.

Based on the intangible assets and liabilities recorded as of December 31, 2022, scheduled annual net amortization of intangibles for the next five calendar years and thereafter is as follows (in thousands):

Years Ending December 31,	Increase in Rental Revenue	Increase to Amortization	Net
2023	$(518)	$1,090	$572
2024	(146)	159	13
2025	(146)	148	2
2026	(146)	148	2
2027	(146)	148	2
Thereafter	(1,004)	1,352	348
	$(2,106)	$3,045	$939